Major Customer And Geographic Information - Segment Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 5,974,744	$ 5,511,549	$ 5,278,521
Total revenues (external customers and intersegment) for reportable segments	6,544,959	6,082,481	5,844,032
Operating income	369,108	367,484	418,508
Other operating income	0	68,918	14,660
Financial expenses, net	(137,827)	(51,364)	(40,393)
Other income (expenses), net	(4,787)	(23,562)	5,336
Income before income taxes	226,494	292,558	383,451
Total depreciation and amortization	164,799	161,290	153,091
Aerospace
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	1,613,137	1,471,093	1,281,407
Total revenues (external customers and intersegment) for reportable segments	1,873,281	1,733,182	1,583,312
C4I and Cyber
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	668,414	631,297	590,095
Total revenues (external customers and intersegment) for reportable segments	721,116	678,395	624,696
ISTAR and EW
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	996,927	882,200	888,206
Total revenues (external customers and intersegment) for reportable segments	1,179,427	1,045,649	1,026,295
Land
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	1,241,023	1,075,846	1,028,121
Total revenues (external customers and intersegment) for reportable segments	1,306,197	1,168,583	1,116,922
ESA
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	1,455,243	1,451,113	1,490,692
Total revenues (external customers and intersegment) for reportable segments	1,464,938	1,456,672	1,492,807
Operating Segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Operating income	386,913	308,376	399,390
Other operating income	0	68,918	14,660
Operating Segments | Aerospace
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	260,144	262,089	301,905
Operating income	125,455	106,760	129,213
Total depreciation and amortization	36,284	34,353	35,084
Operating Segments | C4I and Cyber
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	52,702	47,098	34,601
Operating income	50,653	48,964	44,350
Total depreciation and amortization	12,551	13,651	16,054
Operating Segments | ISTAR and EW
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	182,500	163,449	138,089
Operating income	134,882	49,120	66,001
Total depreciation and amortization	29,001	24,992	23,452
Operating Segments | Land
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	65,174	92,737	88,801
Operating income	80,610	28,554	35,567
Total depreciation and amortization	34,747	38,560	41,901
Operating Segments | ESA
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	9,695	5,559	2,115
Operating income	(4,687)	74,978	124,259
Total depreciation and amortization	50,526	46,540	34,962
Intersegment revenue
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	570,215	570,932	565,511
Unallocated corporate income (expense)
Segment Reporting, Revenue Reconciling Item [Line Items]
Operating income	(17,805)	(9,810)	4,458
Total depreciation and amortization	$ 1,690	$ 3,194	$ 1,638